FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  June 30, 2003

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                            Name: Stephen A. Feinberg

           Address: 450 Park Avenue, 28th Floor, New York, NY  10022
          ------------------------------------------------------------

                         Form 13F File Number: 28-06882
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Stephen A. Feinberg
         -----------------------

Title:   Investment Manager
         -----------------------

Phone:   (212) 421-2600
         -----------------------

Signature, Place, and Date of Signing:

/s/ Stephen Feinberg                     New York, NY           August 13, 2003
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-6286
                       ------------

Name:  J. Ezra Merkin*
       --------------------

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        1*
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Form 13F Information Table Entry Total:   22
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Form 13F Information Table Value Total:   $ 156,151  (thousands)
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List of Other Included Managers:

                                         Provide a numbered  list of the name(s)
                                         and Form  13F  file  number(s)  of  all
                                         institutional  investment managers with
                                         respect  to which this report is filed,
                                         other  than  the  manager  filing  this
                                         report.  [If  there  are  no entries in
                                         this list, state "NONE"  and  omit  the
                                         column headings and list entries.]

          No. 1*
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          Form 13F File Number:  28-6286
--------------------------------------------------------------------------------

          Name:    J. Ezra Merkin
--------------------------------------------------------------------------------

*Mr. Stephen Feinberg shares investment discretion with Mr. J. Ezra Merkin over certain securities, and such securities are not included herein, but are reported on the Form 13F filed by Mr. Merkin.

                           FORM 13F INFORMATION TABLE


                               STEPHEN A. FEINBERG
                                    FORM 13F
                                  June 30, 2003


------------------------------------------------------------------------------------------------------------------------------------
    Column 1                      Column 2       Column 3    Column 4      Column 5         Column 6   Column 7        Column 8

                                  Title of                    Value    Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                   Class           CUSIP     (x$1000)  Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

AMERICREDIT CORP.                   COMMON STOCK    03060R101   $  9,662  1,130,000  SH        SOLE       N/A       X
APARTMENT INVESTMENT                COMMON STOCK    03748R101   $ 14,792    427,525  SH        SOLE       N/A       X
    & MANAGEMENT CO.
AT&T WIRELESS SERVICES INC.         COMMON STOCK    00209A106   $  2,463    300,000  SH        SOLE       N/A       X
BIOSPHERE MEDICAL, INC.             COMMON STOCK    09066V103   $  9,356  1,559,268  SH        SOLE       N/A       X
CALIFORNIA COASTAL COMMUNITIES INC. COMMON STOCK    129915203   $    840    127,209  SH        SOLE       N/A       X
CLEAN HARBORS INC.                  COMMON STOCK    184496107   $  9,948  1,043,900  SH        SOLE       N/A       X
CRONOS GROUP, N.V.                       ORD        L20708100   $  1,051    265,300  SH        SOLE       N/A       X
DARLING INTERNATIONAL INC.          COMMON STOCK    237266101   $  2,590  8,355,849  SH        SOLE       N/A       X
FIRST UNION REAL ESTATE              SH BEN INT     337400105   $  3,194  1,764,699  SH        SOLE       N/A       X
FIRST UNION REAL ESTATE             PRD CONV SER A  337400303   $    614     30,500  SH        SOLE       N/A       X
HEALTHAXIS, INC.                    COMMON STOCK    42219D100   $     81    117,503  SH        SOLE       N/A       X
INSIGNIA FINANCIAL GROUP, INC.      COMMON STOCK    45767A105   $    760     68,417  SH        SOLE       N/A       X
I-STAT CORP.                        COMMON STOCK    450312103   $ 16,932  1,919,702  SH        SOLE       N/A       X
KINDRED HEALTHCARE INC.             COMMON STOCK    494580103   $ 34,542  1,943,822  SH        SOLE       N/A       X
NUCENTRIX BROADBAND NETWORKS        COMMON STOCK    670198100   $  1,178  1,338,266  SH        SOLE       N/A       X
PENN TRAFFIC COMPANY                COMMON STOCK    707832200   $      7     46,075  SH        SOLE       N/A       X
SEPRACOR INC.                       COMMON STOCK    817315104   $  9,772    545,000  SH        SOLE       N/A       X
SPEEDUS CORP.                       COMMON STOCK    847723103   $     25     21,548  SH        SOLE       N/A       X
SPRINT CORP - PCS GROUP             COMMON STOCK    852061506   $  1,650    300,000  SH        SOLE       N/A       X
SUPERCONDUCTOR TECHNOLOGIES INC.    COMMON STOCK    867931107   $    226    101,280  SH        SOLE       N/A       X
TRANS WORLD ENTERTAINMENT CORP.     COMMON STOCK    89336Q100   $ 35,648  6,921,881  SH        SOLE       N/A       X
VITRAN CORP.                        COMMON STOCK    92850E107   $    820    117,200  SH        SOLE       N/A       X